Shareholder Report, Holdings (Details)	May 31, 2025
C000240872 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000240872 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000161175 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000161175 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000161180 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000161180 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000161177 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000161177 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000161178 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000161178 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000161176 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000161176 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000161786 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000161786 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000166882 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000166882 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166882 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000166883 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000166883 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000166883 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000237844 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000237844 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000237844 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000025196 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000025196 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025196 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000025201 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000025201 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025201 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000025198 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000025198 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025198 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000025199 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000025199 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025199 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000025200 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000025200 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025200 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000025197 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000025197 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025197 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000088802 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000088802 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088802 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000088803 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000088803 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088803 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000088804 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000088804 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088804 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000167141 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000167141 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000167141 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000214495 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000214495 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000214495 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000229775 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000229775 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000229775 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000229774 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000229774 | US GOVERNMENT AGENCY VARIABLE RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000229774 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000240871 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000025309 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000025314 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000025311 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000025312 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000025313 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000025310 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000088822 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000088823 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000229777 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000229776 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	108.20%
C000025302 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000025302 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000025307 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000025307 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000025304 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000025304 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000025305 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000025305 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000025306 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000025306 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000025303 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000025303 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000088821 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000088821 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000088819 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000088819 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000088820 | TREASURY NOTES/BONDS
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000088820 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000025203 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000025203 | US TREASURY FLOATING RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000025208 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000025208 | US TREASURY FLOATING RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000025205 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000025205 | US TREASURY FLOATING RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000025206 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000025206 | US TREASURY FLOATING RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000025207 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000025207 | US TREASURY FLOATING RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000025204 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000025204 | US TREASURY FLOATING RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000088805 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000088805 | US TREASURY FLOATING RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000088806 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000088806 | US TREASURY FLOATING RATE NOTES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000166000 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000166000 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000166000 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000166000 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000166000 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166000 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000166000 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166000 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166000 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166001 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000166001 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000166001 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000166001 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000166001 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166001 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000166001 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166001 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166001 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240873 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000240873 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000240873 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000240873 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000240873 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240873 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000240873 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240873 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240873 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161182 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000161182 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000161182 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000161182 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000161182 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000161182 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000161182 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161182 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161182 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172503 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000172503 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000172503 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000172503 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000172503 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000172503 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000172503 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000172503 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172503 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166002 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000166002 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000166002 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000166002 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000166002 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166002 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000166002 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166002 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166002 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172501 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000172501 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000172501 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000172501 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000172501 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000172501 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000172501 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000172501 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172501 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251956 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251956 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000251956 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000251956 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251956 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000251959 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251959 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000251959 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000251959 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251959 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000251958 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251958 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000251958 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000251958 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251958 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000251957 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251957 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000251957 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000251957 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251957 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000251955 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251955 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000251955 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000251955 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000251955 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166884 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000166884 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000166884 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166884 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000166884 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000166885 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000166885 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000166885 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166885 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000166885 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025210 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025210 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000025210 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025210 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000025210 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025212 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025212 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000025212 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025212 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000025212 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025213 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025213 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000025213 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025213 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000025213 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025211 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025211 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000025211 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025211 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000025211 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000251961 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000251961 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000251961 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251961 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000251961 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000251964 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000251964 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000251964 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251964 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000251964 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000251963 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000251963 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000251963 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251963 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000251963 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000251962 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000251962 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000251962 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251962 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000251962 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000251960 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000251960 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000251960 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251960 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000251960 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	13.30%